Liabilities subject to compromise	6 Months Ended
Jun. 30, 2018
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Liabilities subject to compromise

Note 4 – Liabilities subject to compromise

Liabilities subject to compromise in the Consolidated Balance Sheets include pre-petition liabilities that may be affected by the plan of reorganization at the amounts expected to be allowed, even if they may be settled for lesser amounts. If there is uncertainty about whether a secured claim is under-secured, or will be impaired under the plan of reorganization, the entire amount of the claim is included in liabilities subject to compromise. Differences between liabilities we have estimated and the claims to be filed will be investigated and resolved in connection with the claims resolution process in the Chapter 11 Cases. Liabilities subject to compromise includes amounts the Bankruptcy Court allowed as claim amounts resulting from the Debtors’ rejection of various executory contracts, such as the rejection and termination of the newbuild contracts with Samsung and DSME. We will continue to evaluate these liabilities throughout the Chapter 11 Cases and adjust amounts as necessary. Such adjustments may be material.

The Consolidated Balance Sheets include amounts classified as liabilities subject to compromise that we believe the Bankruptcy Court will allow as claim amounts resulting from the Debtors’ rejection of various executory contracts and unexpired leases and defaults under the debt agreements.

(In $ millions)	June 30, 2018	December 31, 2017
Senior undersecured or impaired external debt	5,266	5,371
Unsecured bonds	2,334	2,334
Newbuild global settlement agreement	1,064	1,064
Derivatives previously recorded at fair value	249	249
Accounts payable and other liabilities	84	103
Accrued interest payable	49	50
Amount due to related party	4	20

Total liabilities subject to compromise	9,050	9,191

While operating as a Debtor-in-Possession under Chapter 11 of the Bankruptcy Code, the Debtor may sell, otherwise dispose of, or liquidate assets, or settle liabilities, subject to the approval of the Bankruptcy Court or otherwise as permitted in the ordinary course of business, in amounts other than those reflected in the Consolidated Financial Statements. Moreover, the implementation of a plan of reorganization could materially change the amounts and classifications of assets and liabilities in the historical Consolidated Financial Statements.